Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 32	$ 23	$ 62	$ 46
Non-service component of net periodic benefit cost	18	16	36	32
Interest income	16	18	32	34
Equity income	(1)	2	4	7
(Loss) gain on derivatives, net	(1)	3	(6)	12
Other	1	2	10	2
Other income, net	$ 65	$ 64	$ 138	$ 133